SCHEDULE OF PROVISION FOR INCOME TAXES (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Current:
Federal
State
Foreign
Total current
Deferred:
Federal
State
Foreign
Total deferred
Provision for income taxes